Pensions and other post-employment benefits - Narrative (Details) € in Millions	12 Months Ended
	Dec. 31, 2023 EUR (€) plan	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)
Pensions and Other Post-Employment Benefits
Net defined benefit liability (asset) | €	€ (3,959)	€ (4,295)
Employer contributions expected to be paid next year | €	56
Amount transferred in excess of pension assets | €	131	117
Effect of asset ceiling
Pensions and Other Post-Employment Benefits
Net defined benefit liability (asset) | €	€ 87	€ 84	€ 92
Untied States, Germany and United Kingdom
Pensions and Other Post-Employment Benefits
Percentage of total defined benefit obligation (as a percent)	93.00%	91.00%
Percentage of total plan assets (as a percent)	91.00%	90.00%
United States foreign defined benefit plans and post retirement benefits plan
Pensions and Other Post-Employment Benefits
Number of defined benefit plans	2
Number of unions with continuing coverage	2
Number of separate trusts in addition to the Master Trust	2
Total number of pension plans	2
Estimated direct benefit payments | €	€ 111
Germany foreign defined benefit plans and post retirement plans
Pensions and Other Post-Employment Benefits
Number of defined benefit plans	2
Nokia Retirement Plan For Former NSN & ALU Employees
Pensions and Other Post-Employment Benefits
Number of defined benefit plans	1
United States foreign defined benefit plans
Pensions and Other Post-Employment Benefits
Percentage of total healthcare obligations for capped employees	98.00%
Securities, equity | United States foreign defined benefit plans and post retirement benefits plan
Pensions and Other Post-Employment Benefits
Investment allocation balance (as a percent)	20.00%
Investments, fixed income | United States foreign defined benefit plans and post retirement benefits plan
Pensions and Other Post-Employment Benefits
Investment allocation balance (as a percent)	80.00%